Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Schedule of inventories	The Company had the following inventories at the end of each reporting period:
	December 31,
	2024	2023
	$	$
Raw materials	737	878
Work in progress	1,655	2,587
Finished goods	299	544
	2,691	4,009